Financial liabilities - Not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	€ 1,224,194	€ 1,171,630
Deposits
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	937,710	903,101
Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	71,778	72,523
Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	89,030	89,679
Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	776,902	740,899
Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	254,789	246,619
Financial liabilities at amortised cost	251,672	244,314
Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at amortised cost	34,812	24,215
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,224,194	1,171,630
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	937,710	903,101
Carrying amount | Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities	71,778	72,523
Carrying amount | Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities	89,030	89,679
Carrying amount | Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities	776,902	740,899
Carrying amount | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities	251,672	244,314
Carrying amount | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	34,812	24,215
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	1,231,236	1,173,906
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	937,371	902,680
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits - Central banks
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	71,362	72,039
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits - Credit institutions
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	89,078	89,662
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits - Customers
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	776,931	740,979
Not measured at fair value in statement of financial position but for which fair value is disclosed | Debt instruments liability
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	259,005	247,029
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at fair value	€ 34,860	€ 24,197